SUBSEQUENT EVENTS (Details)				1 Months Ended	12 Months Ended
	Feb. 26, 2021 lawsuit	Jan. 28, 2021 lawsuit	Mar. 04, 2020 lawsuit	Feb. 28, 2021 USD ($) tranche $ / shares	Dec. 31, 2020 lawsuit
Tranche 1 Convertible Note Holders
Subsequent Event [Line Items]
Aggregate proceeds invested, percentage				15.00%
Maximum amount of all warrants				$ 379,800,000
Convertible notes
Subsequent Event [Line Items]
Number of tranches issued | tranche				2
Interest rate on loan				6.00%
Convertible notes | Common Class A
Subsequent Event [Line Items]
Conversion price percentage, convertible debt				70.00%
Convertible notes | Tranche I Convertible Notes
Subsequent Event [Line Items]
Notes issued				$ 2,530,000,000
Convertible notes | Tranche I Convertible Notes | Common Class A
Subsequent Event [Line Items]
Conversion price (in dollars per share) | $ / shares				$ 38.29
Convertible notes | Tranche II Convertible Notes
Subsequent Event [Line Items]
Notes issued				$ 1,020,000,000.00
Convertible notes | Tranche II Convertible Notes | Common Class A
Subsequent Event [Line Items]
Conversion price (in dollars per share) | $ / shares				$ 42.12
Subsequent Event | Tranche 1 Convertible Note Holders
Subsequent Event [Line Items]
Aggregate proceeds invested, percentage				15.00%
Maximum amount of all warrants				$ 379,800,000
Subsequent Event | Convertible notes
Subsequent Event [Line Items]
Number of tranches issued | tranche				2
Interest rate on loan				6.00%
Subsequent Event | Convertible notes | Common Class A
Subsequent Event [Line Items]
Conversion price percentage, convertible debt				70.00%
Subsequent Event | Convertible notes | Tranche I Convertible Notes
Subsequent Event [Line Items]
Notes issued				$ 2,530,000,000
Subsequent Event | Convertible notes | Tranche I Convertible Notes | Common Class A
Subsequent Event [Line Items]
Conversion price (in dollars per share) | $ / shares				$ 38.29
Subsequent Event | Convertible notes | Tranche II Convertible Notes
Subsequent Event [Line Items]
Notes issued				$ 1,020,000,000.00
Subsequent Event | Convertible notes | Tranche II Convertible Notes | Common Class A
Subsequent Event [Line Items]
Conversion price (in dollars per share) | $ / shares				$ 42.12
Putative Class Actions
Subsequent Event [Line Items]
Number of lawsuits | lawsuit		50	15		49
Putative Class Actions | Subsequent Event
Subsequent Event [Line Items]
Number of lawsuits | lawsuit	8
Early 2021 Trading Restrictions
Subsequent Event [Line Items]
Number of lawsuits | lawsuit		4			3